Investment (Details) kr in Millions			2 Months Ended	9 Months Ended
	May 05, 2022 CAD ($) shares	May 05, 2022 NOK (kr) shares	Jun. 30, 2022 CAD ($)	Mar. 31, 2023 CAD ($)
Aqualung Carbon Capture AS
Disclosure of financial assets
Ownership interest (as percent)	4.36%	4.36%
Aqualung Carbon Capture AS
Disclosure of financial assets
Shares purchased | shares	179,175	179,175
Purchase of Aqualung Carbon Capture AS shares	$ 3,113,991	kr 23.3
Aqualung Carbon Capture AS | Equity investments
Disclosure of financial assets
Balance, Beginning				$ 3,221,491
Initial investment	$ 3,113,991
Effect of movement in foreign exchange rates			$ 107,500	164,824
Balance, Ending			$ 3,221,491	$ 3,386,315